Commitments (Tables)	12 Months Ended
Dec. 31, 2019
Commitments [Abstract]
Future minimum lease revenues receivable under non-cancellable operating leases
	2019	2018
Within one year	-	2,991
Total	-	2,991

Future minimum lease payments
	2018	2017
Within one year	142	149
After one year but not more than five years	567	596
More than five years	142	299
Total	851	1,044